CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Millions, Rp in Billions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
CURRENT ASSETS
Cash and cash equivalents	$ 1,212	Rp 17,435	Rp 25,145
Other current financial assets	91	1,314	2,173
Trade and other receivables	690	9,928	9,564
Contract assets	108	1,560
Inventories	50	717	631
Prepaid income taxes	1	20	22
Prepaid other taxes	231	3,325	2,833
Assets held for sale	24	340	10
Contract costs	64	924
Other current assets	506	7,280	7,183
Total Current Assets	2,977	42,843	47,561
NON-CURRENT ASSETS
Long-term investments	185	2,662	2,148
Property and equipment	9,938	142,912	129,872
Intangible assets	350	5,032	3,530
Deferred tax assets	172	2,477	2,804
Contract costs	22	320
Other non-current assets	672	9,654	12,270
Total Non-current Assets	11,339	163,057	150,624
TOTAL ASSETS	14,316	205,900	198,185
CURRENT LIABILITIES
Trade and other payables	1,058	15,214	15,791
Current income tax liabilities	28	404	801
Other tax liabilities	54	776	1,989
Accrued expenses	888	12,769	12,630
Unearned income			5,427
Contract liabilities	365	5,252	5,427
Advances from customers	109	1,568	1,240
Short-term bank loans and current maturities of long-term borrowings	719	10,339	7,498
Total Current Liabilities	3,221	46,322	45,376
NON-CURRENT LIABILITIES
Deferred tax liabilities	83	1,197	933
Unearned income			524
Contract liabilities	45	652	524
Long service award provisions	59	852	758
Pension benefits and other post-employment benefit obligations	386	5,555	10,195
Long-term loans and other borrowings	2,347	33,743	27,974
Other liabilities	40	573	594
Total Non-current Liabilities	2,960	42,572	40,978
TOTAL LIABILITIES	6,181	88,894	86,354
EQUITY
Capital stock	344	4,953	5,040
Additional paid-in capital	137	1,977	4,453
Treasury stock			(2,541)
Retained earnings	6,362	91,488	85,285
Other reserves	22	321	230
Net equity attributable to owners of the parent company	6,865	98,739	92,467
Non-controlling Interests	1,270	18,267	19,364
TOTAL EQUITY	8,135	117,006	111,831
TOTAL LIABILITIES AND EQUITY	$ 14,316	Rp 205,900	Rp 198,185